Balance Sheets (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash		$ 127,788	$ 876,205
Accounts receivable, net		138,981
Total current assets		708,463	1,601,551
Property and equipment, net		542,791
Total assets		1,279,081	1,601,551
Current liabilities:
Accounts payable and accrued expenses		56,665	2,991
Total current liabilities		473,824	51,090
Long-term liabilities:
Total liabilities		1,107,651	551,090
Total liabilities and member's equity		1,279,081	1,601,551
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Current assets:
Cash	$ 23,419	49,764	54,992
Accounts receivable, net	233,018	193,734	183,450
Prepaid expenses and other current assets	6,031	6,031	6,469
Total current assets	262,468	249,529	244,911
Property and equipment, net	21,022	28,570	46,500
Total assets	283,490	278,099	291,411
Current liabilities:
Accounts payable and accrued expenses	52,170	17,467	30,483
Total current liabilities	52,170	17,467	30,483
Long-term liabilities:
Line of credit	81,365	83,138	84,497
Total liabilities	133,535	100,605	114,980
Member's equity	149,955	177,494	176,431
Total liabilities and member's equity	$ 283,490	$ 278,099	$ 291,411